Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral
The following table lists assets of the Company pledged as collateral:

	As of December 31,
	2022	2023	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$812,248	$813,289	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	236,587	236,556	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	29,371	18,647	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	64,950	64,950	National Property Administration, Ministry of Finance	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	8,118	8,118	Bureau of Land Administration, Tainan City Government	Guarantee for the application of national non-public use land for development
Refundable Deposits (Time deposit)	34,100	36,970	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	1,043,840	1,006,852	Bank of China and Agricultural Bank of China	Bank performance guarantee
Refundable Deposits (Time deposit)	459,750	459,900	CTBC Bank Singapore Branch	Collateral for letter of credit
Buildings	4,828,597	4,487,730	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	14,066,044	6,627,761	Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Transportation equipment	592	—	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Furniture and fixtures	46,823	—	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	278,230	266,650	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$21,909,250	$14,027,423